Note 9. Income Taxes: Schedule of Deferred Income Tax Assets and Liabilities (Tables)	12 Months Ended
Apr. 30, 2016
Tables/Schedules
Schedule of Deferred Income Tax Assets and Liabilities

The significant components of deferred income tax assets and liabilities as at April 30, 2016 and 2015 after applying enacted corporate income tax rates are as follows:

	2016 $	2015 $

Net operating losses carried forward	353,332	312,958

Total gross deferred income tax assets	353,332	312,958
Valuation allowance	(353,332)	(312,958)

Net deferred tax asset	–	–